Acquisition (Details Narrative)	0 Months Ended	12 Months Ended						0 Months Ended
	Dec. 11, 2012 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2013	Mar. 01, 2013 USD ($)	May 16, 2012	Dec. 31, 2012 Albania [Member]	Dec. 31, 2012 Art Agolli [Member]	Jul. 27, 2012 Petrosonic Albania SHA [Member] USD ($)	Jul. 27, 2012 Petrosonic Albania SHA [Member] CAD	Dec. 31, 2012 Petrosonic Albania SHA [Member] USD ($)
Business acquisition equity interest number of shares acquired								60,000	60,000
Business acquisition, percentage of voting interests acquired					60.00%			60.00%	60.00%
Payments to acquire businesses									250,000
Convertible debt, principal amount		165,000		165,000					250,000
Business acquisition percentage of royalty interest payment								10.00%	10.00%
Payment of royalty interest term								10 years	10 years
Non-controlling interest										308,396
Convertible debt, fair value disclosures		(204,852)						204,852
Convertible debt discount								45,148
Non controlling interest, ownership percentage by parent		60.00%	60.00%			40.00%	100.00%			60.00%
Minimum financing amount from convertible debt	$ 500,000	$ 500,000						$ 500,000